Prepaid expenses and other current assets (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Prepaid expenses and other current assets
Earnings rights associated with loan assets(2)			¥ 99,235,400
Prepaid expenses(3)	¥ 22,102,763	$ 3,204,599	19,325,954
Input VAT to be deducted	20,676,758	2,997,848	63,867,418
Interest receivable of Consolidated Trusts	1,839,865	266,755	7,889,836
Advance to employee	15,000,000	2,174,796	15,000,000
Receivables from borrowers	410,339	59,494	1,205,085
Others	11,052,616	1,602,479	6,603,785
Total prepaid expenses and other current assets	¥ 71,082,341	$ 10,305,971	¥ 213,127,478